Investments	12 Months Ended
Dec. 31, 2019
Investments [Abstract]
Investments
Investments
(a) Net Realized and Unrealized Investment Gains (Losses)
The components of the net realized and unrealized investment gains (losses) for the years ended December 31, 2019, 2018 and 2017 were as follows (in thousands of U.S. dollars):

	2019	2018	2017
Net realized investment gains (losses) on fixed maturities and short-term investments	$243,508	$(224,887)	$28,632
Net realized investment gains (losses) on equities	6,545	14,601	(4,052)
Net realized investment gains (losses) on other invested assets	830	7,136	(3,217)
Net realized investment gains on funds held–directly managed (1)	—	1,200	508
Net realized investment gains (losses)	$250,883	$(201,950)	$21,871
Change in net unrealized investment gains (losses) on fixed maturities and short-term investments	$190,343	$(150,926)	$124,033
Change in net unrealized investment gains on equities	403,011	2,791	60,460
Change in net unrealized investment gains (losses) on other invested assets	44,441	(25,607)	32,790
Change in net unrealized investment losses on funds held–directly managed (1)	—	(6,484)	(5,567)
Net other realized and unrealized investment gains (losses)	969	(1,334)	(1,096)
Change in net unrealized investment gains (losses)	$638,764	$(181,560)	$210,620
Impairment loss on investments in real estate	$(2,977)	$(6,122)	$—
Net realized and unrealized investment gains (losses)	$886,670	$(389,632)	$232,491

(1) The funds held–directly managed account was settled in 2018 upon commutation of the related Paris Re Reserve Agreement. See also Note 7(a) for further details.
(b) Net Investment Income
The components of net investment income for the years ended December 31, 2019, 2018 and 2017 were as follows (in thousands of U.S. dollars):

	2019	2018	2017
Fixed maturities	$379,939	$378,726	$382,676
Short-term investments and cash and cash equivalents	26,981	13,279	5,363
Other invested assets	68,879	26,234	11,800
Equities, funds held and other (1)	12,221	21,964	17,256
Funds held–directly managed (2)	—	4,674	7,742
Investment expenses	(39,482)	(28,956)	(22,766)
Net investment income	$448,538	$415,921	$402,071

(1) The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g. LIBOR). Interest rates ranged from 0.1% to 5.1%, 0.1% to 7.4% and 0.1% to 7.0% for the years ended December 31, 2019, 2018 and 2017, respectively.
(2) The funds held–directly managed account was settled in 2018 upon commutation of the related Paris Re Reserve Agreement. See also Note 7(a) for further details.
(c) Pledged and Restricted Assets
At December 31, 2019 and 2018, approximately $294 million and $152 million, respectively, of cash and cash equivalents and approximately $4,025 million and $3,849 million, respectively, of securities were deposited, pledged or held in escrow accounts in favor of ceding companies and other counterparties or government authorities to comply with reinsurance contract provisions and insurance laws.
(d) Receivable for Securities Sold and Payable for Securities Purchased
At December 31, 2019 and 2018, receivables for securities sold of $31 million and $19 million, respectively, were recorded within Other assets. At December 31, 2019 and 2018, payables for securities purchased of $169 million and $80 million, respectively, were recorded within Accounts payable, accrued expenses, and other in the Consolidated Balance Sheets.
(e) Variable Interest Entities
The Company holds variable interests in VIEs including certain limited liability companies or partnerships, trusts, fixed maturity investments and asset-backed securities. The holdings in these VIEs are reported within Fixed maturities and Other invested assets in the Company’s Consolidated Balance Sheets. The Company’s involvement in these entities is, for the most part, passive in nature. The Company’s maximum exposure to loss with respect to these investments is limited to the amounts invested in and advanced to the VIEs, and any unfunded commitments (see Note 15(c)).
(f) Summarized Financial Information of an Equity Method Investee
At December 31, 2019 and 2018, the Company held a 36% shareholding in the privately held United Kingdom real estate investment and development group, Almacantar. At December 31, 2019 and 2018, the total carrying value of this investment, accounted for under the equity method, was $483 million and $498 million, respectively, included within Other invested assets in the Consolidated Balance Sheets. This equity method investment was considered significant as the interest in earnings of this investee exceeded 10% of the consolidated net income before income tax expense of the Company for the year ended December 31, 2017. As at December 31, 2019 and 2018, the investment in Almacantar was no longer considered significant. The summarized balance sheet and income statement of Almacantar is as follows (in thousands of U.S. dollars):

		December 31, 2019	December 31, 2018
Current assets		$963,812	$1,007,293
Noncurrent assets		$1,431,384	$1,341,825
Current liabilities		$159,205	$577,660
Noncurrent liabilities		$862,943	$357,625

	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
Revenues	$47,551	$42,671	$20,508
Operating (loss) profit (1)	$(63,653)	$(14,562)	$190,613
Net (loss) income	$(56,648)	$(21,038)	$213,241

(1) Operating (loss) profit referred to in the table above includes revenues, cost of sales, and unrealized gains (losses) on properties.